Fair Value Disclosure for Non-financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets	$ 475,477	$ 509,966
Recurring fair value measurement | Investment property. | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property. | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property. | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 31,850	$ 34,430